Earnings per share - basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share - basic and diluted
Net earnings	$ 55,086	$ 45,527
Weighted average shares outstanding	155,950,659	148,025,464
Earnings per share - Basic	$ 0.35	$ 0.31
Earnings per share - Diluted	$ 0.35	$ 0.31
Dilutive instruments	0